Financial Risk Management Objectives and Policies - Summary of Indebtedness Related to Aircraft Acquisition Denominated in Foreign Currency Designated as Hedge Accounting (Exchanging Exposure for Local Currency) Contracted (Detail)
R$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Apr. 16, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Fair Value - hedge instrument	R$ (317,787)			R$ (266,404)
Debt Considering Hedge
Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount	139,702			R$ 163,353
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Nominal amount | $			$ 79
Aircraft Acquisition [Member]
Disclosure of detailed information about hedged items [line items]
Carrying amount - hedge item	638,835
Fair Value - hedge instrument	(14,280)
Debt Considering Hedge	R$ 624,555
Interest Rate Swap And Foreign Exchange Risk [Member] | Aircraft Acquisition [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Fair value hedge
Hedged Item	Principal & Interest
Hedge Instrument	IRS - Interest Rate Swap (fixed 6% to 58% and 61% of CDI)
Borrowings interest rate	61.00%	61.00%
Nominal amount	R$ 76,200
Carrying amount - hedge item	44,249
Fair Value - hedge instrument	(3,309)
Debt Considering Hedge	R$ 40,940
Interest Rate Swap And Foreign Exchange Risk [Member] | Aircraft Acquisition [Member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Type of hedge	Cash Flow Hedge
Hedged Item	Principal US$ on OPIC
Hedge Instrument	Currency Options - Floor 3,8070 Cap 4,7500
Nominal amount | $		$ 79
Carrying amount - hedge item	R$ 594,586
Fair Value - hedge instrument	(10,971)
Debt Considering Hedge	R$ 583,615
Bottom of range [member] | Interest Rate Swap And Foreign Exchange Risk [Member] | Aircraft Acquisition [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	6.00%	6.00%
Top of range [member] | Interest Rate Swap And Foreign Exchange Risk [Member] | Aircraft Acquisition [Member] | Fair value hedges [member]
Disclosure of detailed information about hedged items [line items]
Borrowings interest rate	58.00%	58.00%